Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Sales-type lease income
Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Financing income	89,872,562	45,993,173	5,502,703	863,494
Sales income	89,150,614	—	—	—
Operating lease arrangements

Summary of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under
non-cancelable
operating leases agreements consist of the following as of December 31, 2020 and 2021:

	As of December 31,
	2020	2021
	RMB	RMB	US$
1 year (Including 1 year)	35,896,070	40,321,257	6,327,285
1 year to 2 years (Including 2 years)	18,750,779	28,953,101	4,543,373
2 years to 3 years (Including 3 years)	13,526,508	27,307,080	4,285,077
3 years to 4 years (Including 4 years)	12,723,937	26,593,652	4,173,124
4 years to 5 years (Including 5 years)	12,379,967	22,452,011	3,523,211
Over 5 years	36,974,959	108,101,711	16,963,517

Total lease payment	130,252,220	253,728,812	39,815,587

Less: imputed interest	26,252,614	47,458,135	7,447,217

Present value of lease liabilities	103,999,606	206,270,677	32,368,370

Summary of Operating Lease Supplemental Cash Flow Information
Supplemental lease cash flow disclosures

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Operating ROU assets released in exchange for operating lease liabilities	1,794,151	352,298,094	55,283,259
Operating ROU assets obtained in exchange for new operating lease liabilities	92,795,997	522,578,298	82,003,938